Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues (notes 2 and 14)	$ 1,945,391	$ 1,728,488	$ 1,880,332
Voyage expenses	(423,677)	(409,617)	(153,766)
Vessel operating expenses (note 14)	(644,445)	(637,474)	(731,150)
Time-charter hire expenses (note 14)	(118,761)	(86,458)	(120,893)
Depreciation and amortization	(290,672)	(276,307)	(485,829)
General and administrative expenses (note 14)	(81,444)	(96,555)	(106,150)
Write-down and loss on sale of vessels	(170,310)	(53,693)	(270,743)
Restructuring charges (note 21)	(12,040)	(4,065)	(5,101)
Income from vessel operations	204,042	164,319	6,700
Interest expense	(279,059)	(254,126)	(268,400)
Interest income	7,804	8,525	6,290
Realized and unrealized losses on non-designated derivative instruments (note 16)	(13,719)	(14,852)	(38,854)
Equity (loss) income (note 23)	(14,523)	61,054	(37,344)
Foreign exchange (loss) gain (notes 9 and 16)	(13,574)	6,140	(26,463)
Loss on deconsolidation of Altera (note 4)	0	(7,070)	(104,788)
Other loss (note 15)	(14,475)	(2,013)	(53,981)
Net loss before income taxes	(123,504)	(38,023)	(516,840)
Income tax expense (note 22)	(25,482)	(19,724)	(12,232)
Net loss	(148,986)	(57,747)	(529,072)
Net (income) loss attributable to non-controlling interests (note 1)	(161,591)	(21,490)	365,796
Net loss attributable to shareholders of Teekay Corporation	$ (310,577)	$ (79,237)	$ (163,276)
Loss Per Share, Basic and Diluted	$ (3.08)	$ (0.79)	$ (1.89)
Per common share of Teekay Corporation (note 20)
Common Stock, Dividends, Per Share, Declared	$ 0.055	$ 0.22	$ 0.22
Weighted average number of common shares outstanding (note 20)
Basic and Diluted (shares)	100,719,224	99,670,176	86,335,473